Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Aggregate amount of time deposits in denominations of $100,000	$ 50,300,000,000	$ 44,200,000,000
Time deposits mature in 2013	50,700,000,000
Time deposits mature in 2014	22,000,000
Time deposits mature in 2015	3,000,000
Time deposits mature in 2016
Time deposits mature in 2017
Time deposits mature in 2018 and thereafter	$ 3,000,000